Equity - Share premium (Details) € in Millions	6 Months Ended
Jun. 30, 2024 EUR (€)
Redemption of treasury shares, purchase value	€ 2,769
Redemption of treasury shares, par value	345
Share premium
Increase (decrease) in equity	€ (2,424)